Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Advances to suppliers	$ 306	$ 715
Prepaid expenses and other	4,716	6,673
Current derivative financial assets	11,254	3,237
Accounts receivable	8,346	10,243
Advances to employees	944	667
Value added taxes recoverable	13,719	12,246
Other current assets	$ 39,285	$ 33,781